Derivatives - Schedule of Credit Derivatives (Details) - Credit derivatives - Credit Default Swap - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Derivatives [Line Items]
Notional Amount	$ 500	$ 500
Fair Value	$ 10	$ 4
Weighted Average Years to Maturity	5 years	5 years
Offsetting Notional Amount	$ 0	$ 0
Offsetting Fair Value	$ 0	$ 0